CALVERT VP NASDAQ 100 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 96.5%
Airlines - 0.4%
American Airlines Group, Inc. (1)	8,279	223,285
United Airlines Holdings, Inc. (2)	4,837	427,639
		650,924

Automobiles - 0.5%
Tesla, Inc. (1)(2)	3,372	812,214

Beverages - 2.6%
Monster Beverage Corp. (2)	10,194	591,864
PepsiCo, Inc.	26,290	3,604,359
		4,196,223

Biotechnology - 5.0%
Alexion Pharmaceuticals, Inc. (2)	4,205	411,838
Amgen, Inc.	11,289	2,184,534
Biogen, Inc. (2)	3,472	808,351
BioMarin Pharmaceutical, Inc. (2)	3,358	226,329
Celgene Corp. (2)	13,342	1,324,861
Gilead Sciences, Inc.	23,847	1,511,423
Incyte Corp. (2)	4,022	298,553
Regeneron Pharmaceuticals, Inc. (2)	2,020	560,348
Vertex Pharmaceuticals, Inc. (2)	4,839	819,823
		8,146,060

Commercial Services & Supplies - 0.3%
Cintas Corp.	1,929	517,165

Communications Equipment - 2.5%
Cisco Systems, Inc.	80,585	3,981,705

Electric Utilities - 0.4%
Xcel Energy, Inc.	9,652	626,318

Entertainment - 2.6%
Activision Blizzard, Inc.	14,366	760,249
Electronic Arts, Inc. (2)	5,539	541,825
NetEase, Inc. ADR	1,373	365,465
Netflix, Inc. (2)	8,242	2,205,724
Take-Two Interactive Software, Inc. (2)	2,131	267,099
		4,140,362

Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	8,279	2,385,263

Walgreens Boots Alliance, Inc.	17,002	940,380
		3,325,643

Food Products - 1.3%
Kraft Heinz Co. (The)	22,869	638,845
Mondelez International, Inc., Class A	27,149	1,501,883
		2,140,728

Health Care Equipment & Supplies - 1.2%
Align Technology, Inc. (2)	1,500	271,380
IDEXX Laboratories, Inc. (2)	1,613	438,623
Intuitive Surgical, Inc. (2)	2,165	1,168,949
		1,878,952

Health Care Providers & Services - 0.1%
Henry Schein, Inc. (2)	2,795	177,482

Health Care Technology - 0.3%
Cerner Corp.	6,041	411,815

Hotels, Restaurants & Leisure - 1.8%
Marriott International, Inc., Class A	6,200	771,094
Starbucks Corp.	22,534	1,992,456
Wynn Resorts Ltd.	1,994	216,788
		2,980,338

Insurance - 0.3%
Willis Towers Watson plc	2,424	467,759

Interactive Media & Services - 13.2%
Alphabet, Inc., Class A (2)	5,223	6,378,014
Alphabet, Inc., Class C (2)	5,937	7,237,203
Baidu, Inc. ADR (2)	5,302	544,834
Facebook, Inc., Class A (2)	41,193	7,335,649
		21,495,700

Internet & Direct Marketing Retail - 11.3%
Amazon.com, Inc. (2)	8,392	14,567,757
Booking Holdings, Inc. (2)	800	1,570,088
Ctrip.com International Ltd. ADR (2)	9,133	267,506
eBay, Inc.	15,790	615,494
Expedia Group, Inc.	2,551	342,880
JD.com, Inc. ADR (2)	17,352	489,500
MercadoLibre, Inc. (2)	936	515,951
		18,369,176

IT Services - 4.0%
Automatic Data Processing, Inc.	8,162	1,317,510
Cognizant Technology Solutions Corp., Class A	10,397	626,575
Fiserv, Inc. (2)	12,795	1,325,434

Paychex, Inc.	6,740	557,870
PayPal Holdings, Inc. (2)	22,151	2,294,622
VeriSign, Inc. (2)	2,216	418,004
		6,540,015

Leisure Products - 0.2%
Hasbro, Inc.	2,376	282,007

Life Sciences Tools & Services - 0.5%
Illumina, Inc. (2)	2,757	838,735

Machinery - 0.3%
PACCAR, Inc.	6,497	454,855

Media - 4.2%
Charter Communications, Inc., Class A (2)	4,169	1,718,128
Comcast Corp., Class A	85,382	3,849,021
Fox Corp., Class A	6,458	203,653
Fox Corp., Class B	4,880	153,915
Liberty Global plc, Class A (2)	3,794	93,901
Liberty Global plc, Class C (2)	9,696	230,668
Sirius XM Holdings, Inc. (1)	83,768	523,969
		6,773,255

Multiline Retail - 0.3%
Dollar Tree, Inc. (2)	4,456	508,697

Pharmaceuticals - 0.1%
Mylan NV (2)	9,711	192,084

Professional Services - 0.3%
Verisk Analytics, Inc.	3,069	485,332

Road & Rail - 0.8%
CSX Corp.	15,026	1,040,851
JB Hunt Transport Services, Inc.	2,005	221,853
		1,262,704

Semiconductors & Semiconductor Equipment - 11.7%
Advanced Micro Devices, Inc. (1)(2)	20,284	588,033
Analog Devices, Inc.	6,935	774,848
Applied Materials, Inc.	17,390	867,761
ASML Holding NV	1,373	341,081
Broadcom, Inc.	7,494	2,068,869
Intel Corp.	83,395	4,297,344
KLA Corp.	2,998	478,031
Lam Research Corp.	2,721	628,850
Maxim Integrated Products, Inc.	5,080	294,183
Microchip Technology, Inc. (1)	4,462	414,564
Micron Technology, Inc. (2)	20,779	890,380

NVIDIA Corp.	11,464	1,995,538
NXP Semiconductors NV	6,165	672,725
QUALCOMM, Inc.	22,885	1,745,668
Skyworks Solutions, Inc.	3,255	257,959
Texas Instruments, Inc.	17,595	2,273,978
Xilinx, Inc.	4,762	456,676
		19,046,488

Software - 15.1%
Adobe, Inc. (2)	9,151	2,527,964
Autodesk, Inc. (2)	4,129	609,853
Cadence Design Systems, Inc. (2)	5,270	348,242
Check Point Software Technologies Ltd. (2)	2,864	313,608
Citrix Systems, Inc.	2,428	234,351
Intuit, Inc.	4,896	1,302,042
Microsoft Corp.	129,459	17,998,685
Symantec Corp.	11,713	276,778
Synopsys, Inc. (2)	2,811	385,810
Workday, Inc., Class A (2)	3,087	524,666
		24,521,999

Specialty Retail - 1.0%
O'Reilly Automotive, Inc. (2)	1,440	573,855
Ross Stores, Inc.	6,845	751,923
Ulta Beauty, Inc. (2)	1,096	274,712
		1,600,490

Technology Hardware, Storage & Peripherals - 10.9%
Apple, Inc.	76,625	17,161,701
NetApp, Inc.	4,553	239,078
Western Digital Corp.	5,572	332,314
		17,733,093

Textiles, Apparel & Luxury Goods - 0.3%
lululemon Athletica, Inc. (2)	2,305	443,782

Trading Companies & Distributors - 0.2%
Fastenal Co.	10,739	350,843

Wireless Telecommunication Services - 0.8%
T-Mobile US, Inc. (2)	16,085	1,267,015

Total Common Stocks (Cost $55,796,912)		156,619,958

EXCHANGE-TRADED FUNDS - 1.8%
Invesco QQQ TM Trust, Series 1 (1)	15,000	2,832,150

Total Exchange-Traded Funds (Cost $2,534,091)		2,832,150

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.2%
U.S. Treasury Bill, 0.00%, 2/27/20 (3)	400,000	397,057

Total U.S. Treasury Obligations (Cost $396,268)		397,057

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.07%	1,960,410	1,960,410

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $1,960,410)		1,960,410

TOTAL INVESTMENTS (Cost $60,687,681) - 99.7%		161,809,575
Other assets and liabilities, net - 0.3%		492,428
NET ASSETS - 100.0%		162,302,003

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at September 30, 2019. The aggregate market value of securities on loan at September 30, 2019 was $5,340,157 and the total market value of the collateral received by the Fund was $5,431,595, comprised of cash of $1,960,410 and U.S. government and/or agency securities of $3,471,185.

(2) Non-income producing security.
(3) Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Abbreviations:
ADR:	American Depositary Receipt

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini NASDAQ 100 Index	17	12/20/19	$2,641,970	($34,510)

During the fiscal year to date ended September 30, 2019, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At September 30, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $34,510.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2019, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Common Stocks	$156,619,958	(1)	$—	$—	$156,619,958
Exchange-Traded Funds	2,832,150		—	—	2,832,150
U.S. Treasury Obligations	—		397,057	—	397,057
Short Term Investment of Cash Collateral for Securities Loaned	1,960,410		—	—	1,960,410
Total Investments	$161,412,518		$397,057	$—	$161,809,575
Futures Contracts	$(34,510)		$—	$—	$(34,510)
Total	$161,378,008		$—	$—	$161,775,065

(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.